Transactions and balances with related parties	12 Months Ended
Dec. 31, 2023
Related party [Abstract]
Transactions and balances with related parties	Transactions and balances with related parties
Compensation of key management personnel
The remuneration of Entity’s management and key executives is determined by the remuneration committee taking in to account the individual performance of the officer and market trends. The performance bonus elected into share-based compensation includes a 20% premium (Equity plus).
The following table details the general and administrative expense of the annual salary plus short-term benefits as well as the Long-term incentive plan and Equity plus that are reflected in the general and administrative expense of the Entity:

	December 31, 2023	December 31, 2022	December 31, 2021

Employee annual salary plus employee benefits	$7,128,489	$6,217,721	$4,704,415
Share-based compensation expense (Note 21.3)	8,001,831	6,650,487	5,554,353

	$15,130,320	$12,868,208	$10,258,768

Number of key executives	23	21	23